Capital Structure, Common Stock - Equity Offerings in 2019 (Details) - USD ($) $ / shares in Units, $ in Thousands													1 Months Ended	2 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 01, 2020	Aug. 20, 2020	Jun. 08, 2020	Jun. 05, 2020	May 26, 2020	May 20, 2020	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020	Apr. 02, 2020	May 13, 2019	Oct. 31, 2020	Jun. 30, 2019	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 13, 2019
Common Stock [Abstract]
Common stock, par value (in dollars per share)																$ 0.0001	$ 0.0001	$ 0.0001
Warrant exercise price (in dollars per share)											$ 2.72
Issuance of common stock and warrants (in shares)	2,582,142						2,709,375	2,684,375	3,171,875	3,125,000			2,000,000			2,263,421		1,129,226
Gross proceeds	$ 1,782	$ 25,000					$ 5,202	$ 5,154	$ 6,090	$ 6,750	$ 6,899	$ 14,293	$ 20		$ 73,750	$ 4,100	$ 73,750	$ 13,225	$ 0
Net proceeds												$ 12,647			$ 71,835
Jelco [Member]
Common Stock [Abstract]
Warrant exercise price (in dollars per share)																$ 0.70	$ 0.70
Pre-Funded Warrant [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)												1
Warrant exercise price (in dollars per share)												$ 0.01
Issuance of common stock and warrants (in shares)												89,687		89,687
Class B Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)												1
Warrant exercise price (in dollars per share)												$ 59.84								$ 16.00
Class C Warrants [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)												1
Warrant exercise price (in dollars per share)												$ 59.84
Common Stock [Member]
Common Stock [Abstract]
Number of securities included in each unit (in shares)		1										1
Common stock, par value (in dollars per share)												$ 0.0001
Number of securities called by each warrant (in shares)																1	1
Issuance of common stock and warrants (in shares)																			7,500
Common Stock [Member] | Class B Warrants [Member]
Common Stock [Abstract]
Number of securities called by each warrant (in shares)												1
Common Stock [Member] | Class C Warrants [Member]
Common Stock [Abstract]
Number of securities called by each warrant (in shares)												1
Public Offering [Member]
Common Stock [Abstract]
Public offering (in shares)												262,500
Warrant exercise price (in dollars per share)												$ 54.40
Public Offering [Member] | Common Stock [Member]
Common Stock [Abstract]
Issuance of common stock and warrants (in shares)												172,812
Private Placement [Member]
Common Stock [Abstract]
Warrant exercise price (in dollars per share)			$ 1.60	$ 1.92	$ 1.28	$ 1.44
Gross proceeds			$ 5,877	$ 1,068	$ 6,341	$ 3,611
Private Placement [Member] | Jelco [Member]
Common Stock [Abstract]
Warrant exercise price (in dollars per share)												$ 54.40
Number of units issued (in shares)												113,970